Components of Identifiable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	$ 121		$ 126		$ 127
Finite-lived intangible assets, Gross Carrying Amount	1,154		1,154		1,154
Identifiable intangible assets	1,275		1,280		1,281
Finite-lived intangible assets, Accumulated Amortization	(441)		(412)		(353)
Identifiable Intangible Assets, Less Accumulated Amortization	834	[1]	868	[1]	928
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	713		742		801
Brands
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	39		39		39
Trademarks and Trade Names
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	67		67		67
In Process Research And Development
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	15		20		21
Developed Technology Rights
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	764		762		755
Finite-lived intangible assets, Accumulated Amortization	(196)		(173)		(128)
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	568		589		627
Brands
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	216		216		216
Finite-lived intangible assets, Accumulated Amortization	(94)		(88)		(77)
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	122		128		139
Trademarks and Trade Names
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	53		54		54
Finite-lived intangible assets, Accumulated Amortization	(36)		(36)		(30)
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	17		18		24
Other Intangible Assets
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	121		122		129
Finite-lived intangible assets, Accumulated Amortization	(115)		(115)		(118)
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	$ 6		$ 7		$ 11

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.